REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in Contract Balances [Roll Forward]
Contract assets	$ 2,013	$ 2,294	$ 2,060
Change in contract assets—increase (decrease)	(281)	234
Contract liability	(4,326)	(4,583)	$ (4,290)
Change in contract liabilities—decrease (increase)	257	(293)
Net change	(24)	(59)
Contract with customer liability revenue recognized	2,070	1,838
Unbilled contracts receivable	$ 1,949	$ 2,265